Shareholder Report, Holdings (Details) - C000264668	Aug. 31, 2026
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	10.20%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
StateOhio
Holdings [Line Items]
Percent of Net Asset Value	6.80%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
StateWisconsin
Holdings [Line Items]
Percent of Net Asset Value	6.20%
StatePennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.10%
StateAlabama
Holdings [Line Items]
Percent of Net Asset Value	4.00%
StateFlorida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Education
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	6.70%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Solid Waste
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%